Commitments and contingencies - Schedule of Provision for Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss contingency accrual
Balance at beginning of period	$ 35,083	$ 38,838	$ 42,067
Accruals, net	22,555	15,330	17,441
Settlements	(13,788)	(11,920)	(17,768)
Reclassifications and increase of judicial deposits	(131)	435	0
Translation	(3,041)	(7,600)	(2,902)
Balance at end of period	40,678	35,083	38,838
Judicial deposits
Balance at beginning of period	(8,135)	(12,680)	(13,558)
Accruals, net	0	0	0
Settlements	0	0	0
Reclassifications and increase of judicial deposits	1,030	1,626	354
Translation	513	2,919	524
Balance at end of period	(6,592)	(8,135)	(12,680)
Provision for contingencies
Balance at beginning of period	26,948	26,158	28,509
Accruals, net	22,555	15,330	17,441
Settlements	(13,788)	(11,920)	(17,768)
Reclassifications and increase of judicial deposits	899	2,061	354
Translation	(2,528)	(4,681)	(2,378)
Balance at end of period	34,086	26,948	26,158
Tax Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	10,662	10,595	9,497
Accruals, net	7,472	2,040	1,455
Settlements	0	0	0
Reclassifications and increase of judicial deposits	(517)	435	0
Translation	(975)	(2,408)	(357)
Balance at end of period	16,642	10,662	10,595
Labor Contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	14,514	16,839	21,108
Accruals, net	11,319	12,087	12,916
Settlements	(12,080)	(10,499)	(16,068)
Reclassifications and increase of judicial deposits	522	0	0
Translation	(1,005)	(3,913)	(1,117)
Balance at end of period	13,270	14,514	16,839
Other
Loss contingency accrual
Balance at beginning of period	9,907	11,404	11,462
Accruals, net	3,764	1,203	3,070
Settlements	(1,708)	(1,421)	(1,700)
Reclassifications and increase of judicial deposits	(136)	0	0
Translation	(1,061)	(1,279)	(1,428)
Balance at end of period	$ 10,766	$ 9,907	$ 11,404